Loan Receivable Disclosure (Details) - USD ($)	4 Months Ended	12 Months Ended
	May 06, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans receivable, payments received	$ 198,026
Loan advanced to related party		$ 209,938	$ 219,335
Payments received from advance		61,625
Write-off of loan receivable		111,652
Finance agreement with Futura Kbridge SpA (2017)
Loan receivable, principal amount			220,000
Loans receivable, payments received		50,000
Interest income accrued		4,371	$ 1,045
Finance agreement with Futura Kbridge SpA (2018)
Loan receivable, principal amount		73,000
Interest income accrued		1,448
Advance to Columbia Capital, Inc.
Loan advanced to related party		136,938
Payments received from advance		11,625
Write-off of loan receivable		$ 111,652